Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense and other financial costs [Abstract]
Interest on other loans	$ 80,580	$ 97,590	$ 98,630
Amortization of transaction cost associated with other loans	2,164	4,137	6,011
Other financial expenses	2,146	3,802	3,645
Interest on trust certificates	0	942,266	684,829
Transaction cost of mandatorily convertible debentures into shares	0	87,482	0
Amortization of trust certificate transaction cost	0	75,209	76,152
Interest expense and other financial costs	$ 84,890	$ 1,210,486	$ 869,267